Income Taxes And Federal Duties - Summary of Expected Benefit for DUC (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Expected Benefit For DUC [Abstract]
Expected expense	$ 127,436,912	$ 159,897,683
Increase (decrease) resulting from:
Non-cumulative profit	(514,780,219)	(423,761,673)
Non-deductible expenses	387,343,306	263,863,990
Production value	518,433,469	441,655,000
Deductible duties	(39,503,110)	(29,918,201)
Deferred DUC reserve	(48,689,612)	69,486,571
Deductions cap	(94,552,741)	(204,575,922)
DUC from prior years	2,095,429
Other	260,775	514,356
DUC-Profit-sharing duty expense	$ 338,044,209	$ 277,161,804